Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Discontinued Operations [Line Items]
Account receivables	$ 2,739
Impairment loss	1,900	$ 8,738
Discontinued operations [Member]
Discontinued Operations [Line Items]
Account receivables	$ 431